Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial risk management and financial instruments
23.	Financial risk management and financial instruments

Financial risk management

The Group’s operations are exposed to financial risks. To manage these risks efficiently, the Group has established guidelines in the form of a treasury policy that serves as a framework for the daily financial operations. The treasury policy stipulates the rules and limitations for the management of financial risks.

Financial risk management is centralized within Treasury who are responsible for the management of financial risks. Treasury manages and executes the financial management activities, including monitoring the exposure of financial risks, cash management, and maintaining a liquidity reserve, and it provides certain financial services to the Group’s entities. Treasury operates within the limits and policies authorized by the Board of Directors.

Capital management

The Group’s objectives when managing capital (cash and cash equivalents, short term investments, equity, and, until April 2018, Convertible Notes) is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. The Group’s capital structure and dividend policy is decided by the Board of Directors. Treasury continuously reviews the Group’s capital structure considering, amongst other things, market conditions, financial flexibility, business risk, and growth rate.

On November 5, 2018, Spotify Technology S.A. announced that it would commence a share repurchase program beginning in the fourth quarter of 2018. Repurchases of up to 10,000,000 of the Company’s ordinary shares have been authorized by the Company’s general meeting of shareholders and the Board of Directors approved such repurchase up to the amount of US$1.0 billion. The repurchase program will expire on April 21, 2021. The timing and actual number of shares repurchased depends on a variety of factors, including price, general business and market conditions, and alternative investment opportunities. The repurchase program is executed consistent with the Group’s capital allocation strategy of prioritizing investment to grow the business over the long term. Under the repurchase program, repurchases can be made from time to time using a variety of methods, including open market purchases, all in compliance with the rules of the Commission and other applicable legal requirements. The repurchase program does not obligate the Company to acquire any particular amount of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. The Group uses current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program.

The Group is not subject to any externally imposed capital requirements.

Credit risk management

Financial assets carry an element of risk that counterparties may be unable to fulfill their obligations. This exposure arises from the investments in liquid funds of banks and other counterparties. The Group mitigates this risk by adopting a risk averse approach in relation to the investment of surplus cash. The main objectives for investments are first, to preserve principal and secondarily, to maximize return given the rules and limitations of the treasury policy. Surplus cash is invested in counterparties and instruments considered to carry low credit risk. Investments are subject to credit rating thresholds and at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks). The weighted-average maturity of the portfolio shall not be greater than 2 years, and the final maturity of any investment is not to exceed 5 years. The Group shall maintain the ability to liquidate the majority of all short term investments within 90 days. At December 31, 2019 and 2018, the financial credit risk was equal to the consolidated statement of financial position value of cash and cash equivalents and short term investments of €1,757 million and €1,806 million, respectively. No credit losses were incurred during 2019 or 2018 on the short term investments.

The credit risk with respect to the Group’s trade receivables is diversified geographically and among a large number of customers, private individuals, as well as companies in various industries, both public and private. The majority of the Group’s revenue is paid monthly in advance significantly lowering the credit risk incurred for these specific counterparties. Solvency information is generally required for credit sales within the Ad sales and Partner subscription business to minimize the risk of bad debt losses and is based on information provided by credit and business information from external sources.

Liquidity risk management

Liquidity risk is the Group’s risk of not being able to meet the short term payment obligations due to insufficient funds. The Group has internal control processes and contingency plans for managing liquidity risk. A centralized cash pooling process enables the Group to manage liquidity surpluses and deficits according to the actual needs at the group and subsidiary level. The liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from operations.

The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2019	2018
	(in € millions)
Liquidity
Short term investments	692	915
Short term deposits	585	307
Cash at bank and on hand	480	584
Total surplus liquidity	1,757	1,806
Liquidity position	1,757	1,806

Currency risk management

Transaction exposure relates to business transactions denominated in foreign currency required by operations (purchasing and selling) and/or financing (interest and amortization). The Group’s general policy is to hedge a portion of its transaction exposure on a case-by-case basis under the Group’s cash-flow hedging program by entering into multiple foreign exchange forward contracts. The Group does not enter into foreign exchange forward contracts greater than one year. The Group’s currency pairs used for cash flow hedges are Euro / U.S. dollar, Euro / Australian dollar, Euro / British pound, Euro / Swedish krona, Euro / Canadian dollar, and Euro / Norwegian krone. Translation exposure relates to net investments in foreign operations. The Group does not conduct translation risk hedging.

(i)	Transaction exposure sensitivity

In most cases, the Group’s customers are billed in their respective local currency. Major payments, such as salaries, consultancy fees, and rental fees are settled in local currencies. Royalty payments are primarily in EUR and USD. Hence, the operational need to net purchase foreign currency is due primarily to a deficit from such settlements.

The table below shows the immediate impact on net loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure, at December 31, 2019 and 2018. The impact on net loss is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2019	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	121

2018	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	—	74

(ii)	Translation exposure sensitivity

Translation exposure exists due to the translation of the results and financial position of all of the Group entities that have a functional currency different from the presentation currency of Euro. The impact on the Group’s equity would be approximately €50 million and €12 million if the EUR weakened by 10% against all translation exposure currencies, based on the exposure at December 31, 2019 and 2018, respectively.

Interest rate risk management

Interest rate risk is the risk that changes in interest rates will have a negative impact on the Group’s earnings and cash flow. Prior to the Group’s direct listing, the fair value of the Group’s Convertible Notes was dependent on market interest rates, which might have negatively impacted earnings. The Convertible Notes were re-measured at each reporting date using valuation models using input data, which included market interest rates. Changes in the fair value of the Convertible Notes were recognized in finance income or cost in the consolidated statement of operations. An increase in market interest rates would have decreased the value of the Convertible Notes. The Group did not enter into any hedging arrangement to mitigate these fluctuations.

The Group’s exposure to interest rate risk also is related to its interest-bearing assets, primarily its debt securities held at fair value through other comprehensive income. Fluctuations in interest rates impact the yield of the investment. The sensitivity analysis considered the historical volatility of short term interest rates and determined that it was reasonably possible that a change of 100 basis points could be experienced in the near term. A hypothetical 100 basis points increase in interest rates would have impacted interest income by €6 million and €8 million for the years ended December 31, 2019 and 2018, respectively.

Financing risk management

The Group finances its operations through external borrowings, equity, and cash flow from operations. The funding strategy has been to diversify funding sources. Historically, the external debt consisted of the Convertible Notes and finance leases.

Share price risk management

Share price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in the fair value of the Company’s ordinary share price. The Group’s exposure to this risk relates primarily to the outstanding warrants.

The warrants are re-measured at each reporting date using valuation models using input data based on the Company’s share price. Changes in the fair value of these instruments are recognized in finance income or cost. An increase of share price will increase the value of the warrants. The Group has not entered into any hedging arrangement to mitigate these fluctuations.

Other share price risk

Social costs are payroll taxes associated with employee salaries and benefits, including share-based compensation that the Group is subject to in various countries in which the Group operates. Social costs are accrued at each reporting period based on the number of vested stock options and awards outstanding, the exercise price, and the Company's share price.  Changes in the accrual are recognized in operating expenses.  An increase in share price will increase the accrued expense for social costs, and when the share price decreases, the accrued expense will become a reduction in social costs expense, all other things being equal, including the number of vested stock options and exercise price remaining constant. The impact on the accrual for social costs on outstanding share based payment awards of an increase or decrease in the Company’s ordinary share price of 10% would result in a change of €14 million and €11 million at December 31, 2019 and December 31, 2018, respectively.

Investment risk

The Group is exposed to investment risk as it relates to changes in the market value of its long term investments, due primarily to volatility in the share price used to measure the investment and exchange rates. The majority of the Group’s long term investments relate to TME.

Insurance risk management

Insurance coverage is governed by corporate guidelines and includes a common package of different property and liability insurance programs. The business is responsible for assessing the risks to decide the extent of actual coverage. Treasury manages the common Group insurance programs.

Financial instruments

Foreign exchange forward contracts

Cash flow hedges

The notional principal of the foreign exchange contracts was approximately €1,538 million and €968 million as of December 31, 2019 and 2018, respectively. The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2019:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	226	328	194	739	1,221	38
Cost of revenue	176	242	141	499	832	29
Total	402	570	335	1,238	2,053	67

The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2018:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	187	282	1,112	27
Cost of revenue	143	202	757	21
Total	330	484	1,869	48

Non designated hedges

In the first quarter of 2018, the Group effectively closed its positions in foreign exchange forward contracts not designated as hedges and recognized a gain of €8 million in finance income associated with the changes in fair value of these instruments. The Group had no such instruments outstanding as of December 31, 2019, and 2018. For the years ended December 31, 2019 and 2018, the gain associated with the changes in fair value of these instruments was €0 million and €8 million, respectively.

Fair values

The carrying amounts of certain financial instruments, including cash and cash equivalents, trade and other receivables, restricted cash, trade and other payables, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities. The Group measures its lease liabilities as described in Note 2. All other financial assets and liabilities are accounted for at fair value.

The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2019
	(in € millions)
Financial assets at fair value
Short term investments:
Government securities	229	39	—	268
Agency securities	—	5	—	5
Corporate notes	—	263	—	263
Collateralized reverse purchase agreements	—	156	—	156
Derivatives (designated for hedging):
Foreign exchange forwards	—	8	—	8
Long term investments	1,481	—	16	1,497
Total financial assets at fair value by level	1,710	471	16	2,197
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	98	98
Derivatives (designated for hedging):
Foreign exchange forwards	—	13	—	13
Contingent consideration	—	—	27	27
Total financial liabilities at fair value by level	—	13	125	138

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2018
	(in € millions)
Financial assets at fair value
Short term investments:
Government securities	164	57	—	221
Agency securities	—	7	—	7
Corporate notes	—	343	—	343
Collateralized reverse purchase agreements	—	344	—	344
Derivatives (designated for hedging):
Foreign exchange forwards	—	6	—	6
Derivatives (not designated for hedging):
Other	—	—	2	2
Long term investments	1,630	—	16	1,646
Total financial assets at fair value by level	1,794	757	18	2,569
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	333	333
Derivatives (designated for hedging):
Foreign exchange forwards	—	6	—	6
Total financial liabilities at fair value by level	—	6	333	339

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of each reporting period. During the years ended December 31, 2019 and 2018 there were no transfers between levels in the fair value hierarchy other than the Group’s long term investment in TME, as noted below.

Recurring fair value measurements

Long term investment – Tencent Music Entertainment Group

The Group’s approximate 8% investment in TME is carried at fair value through other comprehensive income. Prior to December 12, 2018, the fair value of unquoted ordinary shares of TME had been estimated using unquoted TME market transactions, the latest fair value per ordinary share disclosed within TME’s initial registration statement on Form F-1 filed with the SEC and other unobservable inputs. Subsequent to December 12, 2018, the fair value of ordinary shares of TME is based on the ending NYSE American depository share price. Accordingly, the entire balance of the Group’s investment in TME of €1,630 million was transferred from level 3 to level 1 within the fair value hierarchy in accordance with IFRS 7. The fair value of the long term investments may vary over time and is subject to a variety of risks including: company performance, macro-economic, regulatory, industry, USD to Euro exchange rate and systemic risks of the equity markets overall.

The table below presents the changes in the investment in TME:

	2019	2018	2017
	(in € millions)
At January 1	1,630	910	—
Equity issued in exchange for long term investment	—	—	910
Changes in fair value recorded in other comprehensive loss	(149)	720	—
At December 31	1,481	1,630	910

The impact on the fair value of the Group’s long term investment in TME using reasonably possible alternative assumptions with an increase or a decrease of TME’s share price used to value its equity interests of 10% results in a range of €1,333 million to €1,629 million at December 31, 2019 and €1,467 million to €1,793 million at December 31, 2018.

The following sections describe the valuation methodologies the Group uses to measure its Level 3 financial instruments at fair value on a recurring basis.

Fair value of ordinary shares

On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the NYSE. The fair value of the Company’s ordinary shares subsequent to the direct listing is based on the NYSE closing ordinary share price of the Group.

The valuation of certain items in the consolidated financial statements prior to the direct listing was consistent with the Group’s use of the Probability Weighted Expected Return Method (“PWERM”) to value the Company’s ordinary shares.

The fair value of the ordinary shares prior to the direct listing was determined using recent secondary market transactions in the Company’s ordinary shares and the PWERM, which is one of the recommended valuation methods to measure fair value in privately held companies with complex equity structures in the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Under this method, discrete future outcomes, including as a public company, non-public company scenarios, and a merger or sale, are weighted based on estimates of the probability of each scenario. In the Group’s application of this method, five different future scenarios are identified (high and low case public company, high and low case transaction, and private company). For each scenario, an equity value is calculated based on revenue multiples, derived from listed peer companies, which are applied on different (scenario-dependent) forecasted revenue. For the private company scenario, a discounted cash flow method also is considered in determining the equity value. Ordinary share values are weighted by the probability of each scenario in the valuation model. In addition, an appropriate discount adjustment is incorporated to recognize the lack of marketability due to being a closely held entity. Finally, the impact on the share value of recent financing and secondary trading is considered.

The following weightings, up until the Group’s direct listing, were applied to each valuation method:

	2018	2017
PWERM	50%	50 – 80%
Secondary market transactions	50%	20 – 50%

The PWERM valuations, up until the Group’s direct listing, weighted the different scenarios as follows:

	2018	2017
Market Approach – High Case Public Company	55 – 70%	25 – 40%
Market Approach – Low Case Public Company	28 – 35%	35%
Market Approach – High Case Transaction	0 – 3%	4 – 6%
Market Approach – Low Case Transaction	0 – 2%	4 – 6%
Private Case – Income and Market Approaches	2 – 5%	5 – 30%

The key assumptions used to estimate the fair value of the ordinary shares and contingent options using the PWERM, up until the Group’s direct listing, were as follows:

	2018	2017
Revenue multiple used to estimate enterprise value	3.0	2.2 – 4.6
Discount rate (%)	13.0	13.0 – 19.5
Volatility (%)	32.5 – 35.0	30.0 – 37.5

Warrants

On October 17, 2016, the Company sold, for €27 million, warrants to acquire 5,120,000 ordinary shares to certain holders that are employees and management of the Group. The exercise price of each warrant is US$50.61, which was equal to 1.2 times the fair market value of ordinary shares on the date of issuance.

On July 13, 2017, the Company sold, for €9 million, a warrant to acquire 1,600,000 ordinary shares to certain holders that are employees and management of the Group. The exercise price of each warrant is US$89.73, which was equal to 1.3 times the fair market value of ordinary shares on date of issuance. The warrants are exercisable at any time through July 2020.

On July 1, 2019, the Company sold, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, an entity indirectly wholly owned by him. The exercise price of each warrant is US$190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through July 1, 2022.

On October 4, 2019, the Company issued 1,600,000 ordinary shares upon the exercise of 1,600,000 warrants that were granted on October 17, 2016, for cash of €74 million. On October 17, 2019, the Company issued 1,991,627 shares upon the effective net settlement of the remaining 3,520,000 warrants that were granted on October 17, 2016. Refer to Note 25.

The outstanding warrants are measured on a recurring basis in the consolidated statement of financial position and are Level 3 financial instruments recognized at fair value through the consolidated statement of operations. The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2019	2018	2017
Expected term (years)	0.5 – 2.5	0.8 – 1.5	0.9 – 1.1
Risk free rate (%)	1.58 – 1.59	2.55 – 2.58	1.71 – 1.76
Volatility (%)	32.5	40.0	30.0
Share price (US$)	149.55	113.50	120.50

The table below presents the changes in the warrants liability:

	2019	2018	2017
	(in € millions)
At January 1	333	346	34
Issuance of warrant for cash	15	—	9
Issuance of shares upon exercise of, or net settlement of, warrants	(303)	—	—
Non cash changes recognized in profit or loss
Changes in fair value	35	(39)	313
Effect of changes in foreign exchange rates	18	26	(10)
At December 31	98	333	346

The warrant liability is included in derivative liabilities on the consolidated statement of financial position. The change in estimated fair value is recognized within finance income or costs in the consolidated statement of operations.

The impact on the fair value of the warrants with an increase or decrease in the Company’s ordinary share price of 10% results in a range of €75 million to €127 million at December 31, 2019 and €273 million to €399 million at December 31, 2018.

Contingent consideration

On April 1, 2019, the Group acquired Parcast, a premier storytelling podcast studio. A contingent consideration was included in the purchase consideration of the acquisition. Included in the purchase price was €13 million related to the estimated fair value of contingent consideration. The contingent consideration is valued by the Group using a simulation of user engagement outcomes. The maximum potential contingent consideration payout is €43 million over the next three years. The change in the fair value of the contingent consideration is recognized within general and administrative expenses in the consolidated statement of operations.

The table below presents the changes in the contingent consideration liability:

2019
(in € millions)
At January 1	—
Initial recognition of contingent consideration included in purchase consideration of acquisition	13
Non cash changes recognized in profit or loss
Changes in fair value	14
At December 31	27

Convertible Notes

On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the NYSE, and the option for the Convertible Noteholders to unwind the January 2018 exchange transaction expired. As a result, the Group recorded an expense of €123 million within finance costs to mark to market the Convertible Notes to the fair value based on the closing price of the Company’s ordinary shares on April 3, 2018. The Company then reclassified the Convertible Notes balance of €1.1 billion to Other paid in capital within Equity. Refer to Note 19.

The table below presents the changes in the Convertible Notes:

	2018	2017
	(in € millions)
At January 1	944	1,106
Non cash changes recognized in profit or loss
Changes in fair value	221	666
Effect of changes in foreign exchange rates	(20)	(142)
Issuance of shares upon exchange of Convertible Notes	(1,145)	(686)
At December 31	—	944

The change in estimated fair value is recognized within finance costs in the consolidated statement of operations.